Post-employment benefits - Summary of Sensitivity Analysis for Unfunded Plans (Details) - Unfunded - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.50%
Sensitivity analysis, basis point decrease	0.50%
Increase of 50 basis points	$ (3)	$ (2)
Decrease of 50 basis points	$ 3	2
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis, basis point increase	0.50%
Sensitivity analysis, basis point decrease	0.50%
Increase of 50 basis points	$ 3	3
Decrease of 50 basis points	$ (3)	$ (2)